Dividends - Summary of Dividends Declared by Board of directors (Detail) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Jul. 31, 2018	May 10, 2018	Jan. 30, 2018	Nov. 08, 2017	Aug. 02, 2017	May 09, 2017	Feb. 01, 2017	Nov. 08, 2016	Jul. 26, 2016	May 04, 2016	Feb. 02, 2016	Nov. 10, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Dividends Payable [Line Items]
Dividends Per Ordinary Share													$ 0.970	$ 0.855	$ 0.755
Declaration Date, July 31, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 31, 2018
Record Date													Sep. 28, 2018
Payment Date													Oct. 19, 2018
Dividends Per Ordinary Share	$ 0.250
Total Amount	$ 35,046
Declaration Date, May 10, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date													May 10, 2018
Record Date													Jun. 29, 2018
Payment Date													Jul. 20, 2018
Dividends Per Ordinary Share		$ 0.250
Total Amount		$ 35,363
Declaration Date, January 30, 2018 [Member]
Dividends Payable [Line Items]
Declaration Date													Jan. 30, 2018
Record Date													Mar. 30, 2018
Payment Date													Apr. 20, 2018
Dividends Per Ordinary Share			$ 0.250
Total Amount			$ 35,635
Declaration Date, November 8, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 08, 2017
Record Date													Dec. 29, 2017
Payment Date													Jan. 19, 2018
Dividends Per Ordinary Share				$ 0.220
Total Amount				$ 31,558
Declaration Date, August 2, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													Aug. 02, 2017
Record Date													Sep. 29, 2017
Payment Date													Oct. 23, 2017
Dividends Per Ordinary Share					$ 0.220
Total Amount					$ 31,736
Declaration Date, May 9, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													May 09, 2017
Record Date													Jun. 30, 2017
Payment Date													Jul. 14, 2017
Dividends Per Ordinary Share						$ 0.220
Total Amount						$ 31,981
Declaration Date, February 1, 2017 [Member]
Dividends Payable [Line Items]
Declaration Date													Feb. 01, 2017
Record Date													Mar. 31, 2017
Payment Date													Apr. 14, 2017
Dividends Per Ordinary Share							$ 0.220
Total Amount							$ 32,223
Declaration Date, November 8, 2016 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 08, 2016
Record Date													Dec. 30, 2016
Payment Date													Jan. 13, 2017
Dividends Per Ordinary Share								$ 0.195
Total Amount								$ 28,606
Declaration Date, July 26, 2016 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 26, 2016
Record Date													Sep. 30, 2016
Payment Date													Oct. 21, 2016
Dividends Per Ordinary Share									$ 0.195
Total Amount									$ 28,693
Declaration Date, May 4 ,2016 [Member]
Dividends Payable [Line Items]
Declaration Date													May 04, 2016
Record Date													Jun. 30, 2016
Payment Date													Jul. 15, 2016
Dividends Per Ordinary Share										$ 0.195
Total Amount										$ 28,836
Declaration Date, February 2, 2016 [Member]
Dividends Payable [Line Items]
Declaration Date													Feb. 02, 2016
Record Date													Mar. 31, 2016
Payment Date													Apr. 15, 2016
Dividends Per Ordinary Share											$ 0.195
Total Amount											$ 29,206
Declaration Date, November 10, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 10, 2015
Record Date													Dec. 31, 2015
Payment Date													Jan. 15, 2016
Dividends Per Ordinary Share												$ 0.170
Total Amount												$ 25,565